Financial Instruments Risk - Schedule of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other current payables	$ 57,944	$ 95,574
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	13,277	19,706
Accrued liabilities	29,883	42,910
Payroll liabilities	9,247	23,752
Excise tax payable	4,672	6,770
Other payables	865	2,436
Trade and other current payables	$ 57,944	$ 95,574